Management of Financial Risk (Schedule of Company's Maximum Exposure to Credit Risk) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	$ 131,898	$ 83,404	$ 90,503
Marketable securities	659	1,069
Accounts receivable and other assets	76,555	47,707
Other non-current receivables	15,210	40,744
Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	131,898	83,404
Accounts receivable and other assets	76,555	47,707
Income tax receivable		2,553
Other non-current receivables	5,495	40,744
Total financial assets	$ 213,948	$ 174,408